Capital and reserves - Share-Based Payment Arrangements (Details)	12 Months Ended
	Dec. 31, 2025 Instruments shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | shares	1,425,604	965,791	513,115
August 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	August 2023
Number of instruments	80,868
Vesting percentage	25.00%
Vesting term	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.
Contractual life	5 years
March 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	March 2024
Number of instruments	43,160
Vesting percentage	25.00%
Vesting term	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.
Contractual life	5 years
November 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options	November 2024
Number of instruments	34,827
Vesting percentage	25.00%
Vesting term	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.
Contractual life	5 years